Loans Receivables (Details) - Schedule of Credit Quality Analysis of Franchisee Loan Receivables - USD ($)	Apr. 30, 2023	Oct. 31, 2021
Loans Receivables (Details) - Schedule of Credit Quality Analysis of Franchisee Loan Receivables [Line Items]
Franchisee loan receivables	$ 18,913,509	$ 15,602,146
Group I [Member]
Loans Receivables (Details) - Schedule of Credit Quality Analysis of Franchisee Loan Receivables [Line Items]
Franchisee loan receivables	684,247	3,622,174
Group II [Member]
Loans Receivables (Details) - Schedule of Credit Quality Analysis of Franchisee Loan Receivables [Line Items]
Franchisee loan receivables	4,334,921	6,109,130
Group III [Member]
Loans Receivables (Details) - Schedule of Credit Quality Analysis of Franchisee Loan Receivables [Line Items]
Franchisee loan receivables	7,284,933	4,358,992
Group IV [Member]
Loans Receivables (Details) - Schedule of Credit Quality Analysis of Franchisee Loan Receivables [Line Items]
Franchisee loan receivables	$ 6,609,408	$ 1,511,850